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                                                              August 10, 2005






Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
United States Securities and Exchange Commission
Mail Stop 3561
100 F. Street, N.E.
Washington, D.C. 20549

         Re:      SYNOVA HEALTHCARE GROUP, INC.
                  REGISTRATION STATEMENT ON FORM SB-2
                  COMMISSION FILE NO. 333-123498
                  ------------------------------------



Dear Mr. Reynolds:

         This letter is in response to the comment letter of the staff (the "STAFF") of the Securities and Exchange Commission (the "COMMISSION"), dated August 8, 2005, on Amendment No. 3 to the Registration Statement on Form SB-2 filed by Synova Healthcare Group, Inc. (the "COMPANY") on July 27, 2005 (the "REGISTRATION STATEMENT). On August 10, 2005, we filed Amendment No. 4 to the Registration Statement. Via Federal Express, we are providing to you three clean copies of Amendment No. 4 to the Registration Statement and three copies of Amendment No. 4 to the Registration Statement that have been marked to show changes from Amendment No. 3 to the Registration Statement.

         We have set forth below, in boldface type, the text of each comment in the Staff's comment letter (numbered in accordance with the comment letter) followed by our responses.

GENERAL
-------

       1. PLEASE NOTE THE COMMISSION'S NEW ADDRESS: 100 F STREET, N.E., WASHINGTON, DC 20549.

Mr. John Reynolds
United States Securities and Exchange Commission
August 10, 2005
Page 2



RESPONSE:         THE REGISTRATION STATEMENT HAS BEEN REVISED IN RESPONSE TO THE
                  STAFF'S COMMENT.

BUSINESS, PAGE 21
-----------------

      2. WE NOTE YOUR RESPONSE TO OUR PRIOR COMMENT 13 THAT TO YOUR KNOWLEDGE ABI DOES NOT SELL THE SAME PRODUCTS AS ARE LICENSED TO YOU. WE NOTE REFERENCES ONLINE TO APPLIED BIOTECH, INC. PRODUCT RU25 PLUS FSH MENOPAUSE TEST. PLEASE ADVISE OR REVISE YOUR DISCLOSURE ACCORDINGLY.

RESPONSE:         WE HAVE BEEN INFORMED BY REPRESENTATIVES OF APPLIED BIOTECH,
                  INC. THAT THEY NO LONGER MAKE THE PRODUCT RU25 PLUS FSH
                  MENOPAUSE TEST. THE PRODUCT THAT IS AVAILABLE FOR PURCHASE
                  ONLINE COULD REPRESENT OLDER INVENTORIES FROM WHEN THE PRODUCT
                  WAS PRODUCED BY APPLIED BIOTECH, INC., OR COULD BE PRODUCT
                  PRODUCED BY ANOTHER MANUFACTURER. FOR PURPOSES OF MAKING THE
                  DISCLOSURE IN THE REGISTRATION STATEMENT AS COMPLETE AS
                  POSSIBLE, WE REVISED THE REGISTRATION STATEMENT TO INCLUDE
                  DISCLOSURE INDICATING THAT THIS PRODUCT IS CURRENTLY AVAILABLE
                  FOR PURCHASE ONLINE.

      3. WE NOTE THE DISCLOSURE THAT IF YOU FAIL TO PURCHASE AT LEAST 600,000 UNITS OF PRODUCTS COVERED BY THE AGREEMENT WITH ABI, THE AGREEMENT MAY BE TERMINATED WITHIN 60 DAYS FROM THE CONTRACT YEAR END. PLEASE DISCLOSE WHEN THE YEAR END IS AND WHETHER YOU MET THIS TERM OF THE AGREEMENT FOR THE MOST RECENT COMPLETED CONTRACT YEAR.

RESPONSE:         THE REGISTRATION STATEMENT HAS BEEN REVISED IN RESPONSE TO THE
                  STAFF'S COMMENT. WE HAVE INCLUDED DISCLOSURE IN THE
                  REGISTRATION STATEMENT REGARDING OUR PURCHASES FROM APPLIED
                  BIOTECH, INC. DURING THE CONTRACT YEAR COMMENCING JUNE 23,
                  2004 AND ENDING JUNE 22, 2005.

SYNOVA HEALTHCARE, INC. DECEMBER 31, 2004 FINANCIAL STATEMENTS
--------------------------------------------------------------

Mr. John Reynolds
United States Securities and Exchange Commission
August 10, 2005
Page 3


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, F-4
------------------------------------------------------------

      4. WE NOTED IN NOTE 2 OF THE FINANCIAL STATEMENTS ON F-13 THAT THE COMPANY RESTATED THE DECEMBER 31, 2004 BALANCES FOR A CORRECTION OF AN ERROR FOUND SUBSEQUENT TO THE ISSUANCE OF YOUR FINANCIAL STATEMENTS. PLEASE CLARIFY WHY THE AUDIT OPINION ISSUED DOES NOT REFLECT THIS FINDING. PLEASE DIRECT YOUR AUDITOR TO REFER TO SECTIONS 530.8 AND 561 OF THE CODIFICATION OF STATEMENTS ON AUDITING STANDARDS AND REVISE THE REPORT AS APPROPRIATE.

RESPONSE:         THE REGISTRATION STATEMENT HAS BEEN REVISED IN RESPONSE TO THE
                  STAFF'S COMMENT.


                PART II - INFORMATION NOT REQUIRED IN PROSPECTUS
                ------------------------------------------------

EXHIBITS
--------

5. REVISE YOUR LEGALITY OPINION TO INDICATE THAT OPINION OPINES UPON NEVADA LAW INCLUDING THE STATUTORY PROVISIONS, ALL APPLICABLE PROVISIONS OF THE NEVADA CONSTITUTION AND REPORTED JUDICIAL DECISIONS INTERPRETING THOSE LAWS.

RESPONSE:         THE REGISTRATION STATEMENT HAS BEEN REVISED IN RESPONSE TO THE
                  STAFF'S COMMENT.



                                          Best regards,


                                          SYNOVA HEALTHCARE GROUP, INC.


                                          By:  /s/ Stephen E. King
                                             -----------------------------------
                                             Stephen E. King, Chairman and Chief
                                             Executive Officer

cc:   Alan L. Zeiger, Esq.
      Alan H. Lieblich, Esq.
      Michael A. Pollner, Esq.